Loans Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2014
Loans Receivable, Net

Loans receivable as of December 31, 2013 and 2014 consist of the following:

	2013	2014
Loans receivable:
-Within credit term	15,519,434	7,120,523
-Past due	—	—
Total loans receivable	15,519,434	7,120,523
Allowance for loan losses	(155,194)	(188,054)
Loans receivable, net	15,364,240	6,932,469

Activity in Allowance for Loan Losses

The following table presents the activity in the allowance for loan losses as of and for the years ended December 31, 2013 and 2014.

$
Loans receivable—December 31, 2012	—
Provisions	155,194
Recoveries	—
Charge-offs	—
Exchange rate translation	—

Loans receivable—December 31, 2013	155,194
Provisions	249,057
Recoveries	(212,423)
Charge-offs	—
Exchange rate translation	(3,774)

Loans receivable—December 31, 2014	188,054